Gabelli Capital Asset Fund
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares
Market
Value
Common Stocks — 98.3%
Aerospace and Defense — 6.4%
24,200
Aerojet Rocketdyne Holdings Inc.† $ 1,359,314
10,500
HEICO Corp. 1,795,920
2,200
Honeywell International Inc. 420,464
27,000
Kaman Corp. 617,220
4,192,918
Agriculture — 0.3%
2,500
Archer-Daniels-Midland Co. 199,150
Automobiles and Components — 0.7%
5,500
Dana Inc. 82,775
2,299
Garrett Motion Inc.† 17,610
40,000
Iveco Group NV† 378,491
478,876
Building and Construction — 2.0%
10,400
Griffon Corp. 332,904
8,800
Herc Holdings Inc. 1,002,320
1,335,224
Commercial and Professional Services — 0.8%
3,600
Rollins Inc. 135,108
2,300
Waste Management Inc. 375,291
510,399
Consumer Durables — 5.3%
2,900
Cavco Industries Inc.† 921,446
8,700
Skyline Champion Corp.† 654,501
21,300
Sony Group Corp., ADR 1,930,845
3,506,792
Consumer Services — 1.0%
6,000
Boyd Gaming Corp. 384,720
11,500
Canterbury Park Holding Corp. 281,578
666,298
Consumer Staples — 10.1%
27,500
Brown-Forman Corp., Cl. A 1,792,725
4,000
Campbell Soup Co. 219,920
37,000
Danone SA, ADR 461,390
13,400
Diageo plc, ADR 2,427,812
12,500 Fomento Economico Mexicano SAB de
CV, ADR 1,189,875
5,400
National Beverage Corp.† 284,688
2,500
The Coca-Cola Co. 155,075
1,600
Tootsie Roll Industries Inc. 71,856
6,603,341
Diversified Industrial — 4.3%
10,600
Crane Holdings Co. 1,203,100
1,000
EnPro Industries Inc. 103,890
14,000
ITT Inc. 1,208,200
18,700
L.B. Foster Co., Cl. A† 214,676
1,700
Textron Inc. 120,071
2,849,937
Shares
Market
Value
Electrical Equipment — 4.6%
11,600
AMETEK Inc. $ 1,685,828
13,000
Franklin Electric Co. Inc. 1,223,300
300
Rockwell Automation Inc. 88,035
2,997,163
Energy — 2.5%
1,700
Chevron Corp. 277,372
4,000
ConocoPhillips 396,840
4,400
Devon Energy Corp. 222,684
6,500
Dril-Quip Inc.† 186,485
2,800
Exxon Mobil Corp. 307,048
30,000
RPC Inc. 230,700
1,621,129
Entertainment — 4.0%
76,000
Paramount Global, Cl. A 1,963,840
2,500
The Walt Disney Co.† 250,325
17,000
Vivendi SE 171,459
17,000
Warner Bros Discovery Inc.† 256,700
2,642,324
Financials — 13.8%
7,600
American Express Co. 1,253,620
5,000
Bank of America Corp. 143,000
27,500
Indus Realty Trust Inc., REIT 1,822,975
3,500
JPMorgan Chase & Co. 456,085
800
Marsh & McLennan Companies Inc. 133,240
12,000
Morgan Stanley 1,053,600
3,500
PROG Holdings Inc.† 83,265
7,900
Ryman Hospitality Properties Inc., REIT 708,867
11,500
State Street Corp. 870,435
37,000
The Bank of New York Mellon Corp. 1,681,280
22,500
Wells Fargo & Co. 841,050
9,047,417
Health Care — 1.7%
11,000
Henry Schein Inc.† 896,940
5,000
Oak Street Health Inc.† 193,400
1,090,340
Information Technology — 6.2%
14,500
Corning Inc. 511,560
33,000
CTS Corp. 1,632,180
10,000
Diebold Nixdorf Inc.† 12,000
4,000
EchoStar Corp., Cl. A† 73,160
10,000
Texas Instruments Inc. 1,860,100
4,089,000
Machinery — 10.8%
20,000
CIRCOR International Inc.† 622,400
122,000
CNH Industrial NV 1,862,940
1,600
Deere & Co. 660,608
14,000
Flowserve Corp. 476,000
17,800
Graco Inc. 1,299,578
2,200
IDEX Corp. 508,266
8,000
The Eastern Co. 155,840
72,000
The L.S. Starrett Co., Cl. A† 807,840

Gabelli Capital Asset Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)
Shares
Market
Value
Common Stocks (Continued)
Machinery (Continued)
1,000
Watts Water Technologies Inc., Cl. A $ 168,320
5,100
Xylem Inc. 533,970
7,095,762
Materials — 7.5%
45,000
Ampco-Pittsburgh Corp.† 110,250
35,200
Freeport-McMoRan Inc. 1,440,032
1,200
International Flavors & Fragrances Inc. 110,352
68,000
Myers Industries Inc. 1,457,240
36,000
Newmont Corp. 1,764,720
400
Sensient Technologies Corp. 30,624
4,913,218
Media — 8.0%
3,000
AMC Networks Inc., Cl. A† 52,740
10,000
Cogeco Inc. 450,093
12,000
DISH Network Corp., Cl. A† 111,960
6,000
Fox Corp., Cl. A 204,300
130,000
Grupo Televisa SAB, ADR 687,700
1,500
Liberty Broadband Corp., Cl. A† 123,180
1,800
Liberty Broadband Corp., Cl. C† 147,060
5,000
Liberty Global plc, Cl. A† 97,500
12,000
Liberty Global plc, Cl. C† 244,560
14,000
Liberty Latin America Ltd., Cl. A† 116,340
269
Liberty Latin America Ltd., Cl. C† 2,222
7,500 Liberty Media Corp.-
Liberty Braves, Cl. A† 259,350
2,000 Liberty Media Corp.-
Liberty Braves, Cl. C† 67,380
1,500 Liberty Media Corp.-
Liberty Formula One, Cl. A† 101,250
1,500 Liberty Media Corp.-
Liberty Formula One, Cl. C† 112,245
1,098 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† 30,733
12,144 Madison Square Garden Entertainment
Corp.† 717,346
6,700
Madison Square Garden Sports Corp. 1,305,495
26,000
Sinclair Broadcast Group Inc., Cl. A 446,160
5,277,614
Publishing — 0.3%
24,000
The E.W. Scripps Co., Cl. A† 225,840
Retailing — 1.9%
8,700
CVS Health Corp. 646,497
2,000
Ingles Markets Inc., Cl. A 177,400
25,000
Sally Beauty Holdings Inc.† 389,500
1,213,397
Specialty Chemicals — 0.1%
500
Rogers Corp.† 81,715
Telecommunication Services — 2.1%
10,000
Millicom International Cellular SA, SDR† 189,276
8,500
Rogers Communications Inc., Cl. B 394,060
Shares
Market
Value
33,000
Telephone and Data Systems Inc. $ 346,830
22,000
United States Cellular Corp.† 456,060
1,386,226
Transportation — 2.1%
12,700
GATX Corp. 1,397,254
Utilities — 1.8%
20,500
National Fuel Gas Co. 1,183,670
Total Common Stocks 64,605,004
Closed-End Funds — 0.0%
7,500
Altaba Inc., Escrow†
17,663
Convertible Preferred Stocks — 0.0%
Automobiles and Components — 0.0%
2,300
Garrett Motion Inc., Ser. A, 11.000% 20,447
Warrants — 0.0%
Materials — 0.0%
6,000 Ampco-Pittsburgh Corp., expire
08/01/25† 3,299
Principal
Amount
U.S. Government Obligations — 1.7%
$ 1,090,000 U.S. Treasury Bills 4.535% to
4.745%††, 04/27/23 to 06/22/23 1,082,564
TOTAL INVESTMENTS — 100.0%
(Cost $28,850,957) $ 65,728,977
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt